Intangible assets (Details) - Schedule of amortization of intangible assets attributable to future periods - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule of amortization of intangible assets attributable to future periods [Abstract]
2022	$ 2,367,821	$ 1,408,540
2023	2,367,821	1,408,540
2024	2,188,349	1,408,540
2025	2,060,155	1,408,540
2026 and thereafter	858,396	7,981,956
Total	$ 9,842,542	$ 13,616,116